Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Voyage expenses	$ 6,629	$ 3,998
General and administrative expenses	15,795	18,023
Interest and finance costs	6,827	818
Related parties
Voyage expenses	337	199
General and administrative expenses	12,048	13,475
Commissions for assets acquired or sold	2,778	700
Interest and finance costs	$ 6,827	$ 818